Insurance business - Insurance service result (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage	£ 371	£ 358
– Contractual service margin recognised for services provided	120	114
– Change in risk adjustment for non-financial risk for risk expired	12	12
– Expected incurred claims and other insurance service expenses	239	232
Recovery of insurance acquisition cash flows	8	3
Total insurance revenue	379	361	[1]	£ 0
Insurance service expenses
Incurred claims and other insurance service expenses	(208)	(220)
Losses and reversal of losses on onerous contracts	(15)	(8)
Amortisation of insurance acquisition cash flows	(8)	(3)
Adjustments to liabilities for incurred claims	(24)	(9)
Total insurance service expenses	(255)	(240)	[1]	0
Insurance service result	124	121	[1]	£ 0
Contracts under the fair value approach	89	93
Amounts recognised in OCI
Insurance service expenses
Contracts under the fair value approach	407	(1,902)
Life direct participating and Investment DPF contracts
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage	183	165
– Contractual service margin recognised for services provided	77	78
– Change in risk adjustment for non-financial risk for risk expired	6	5
– Expected incurred claims and other insurance service expenses	100	82
Recovery of insurance acquisition cash flows	2	1
Total insurance revenue	185	166
Insurance service expenses
Incurred claims and other insurance service expenses	(88)	(88)
Losses and reversal of losses on onerous contracts	(8)	(2)
Amortisation of insurance acquisition cash flows	(2)	(1)
Adjustments to liabilities for incurred claims	0	1
Total insurance service expenses	(98)	(90)
Insurance service result	87	76
Contracts under the fair value approach	11	10
Life other contracts
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage	188	193
– Contractual service margin recognised for services provided	43	36
– Change in risk adjustment for non-financial risk for risk expired	6	7
– Expected incurred claims and other insurance service expenses	139	150
Recovery of insurance acquisition cash flows	6	2
Total insurance revenue	194	195
Insurance service expenses
Incurred claims and other insurance service expenses	(120)	(132)
Losses and reversal of losses on onerous contracts	(7)	(6)
Amortisation of insurance acquisition cash flows	(6)	(2)
Adjustments to liabilities for incurred claims	(24)	(10)
Total insurance service expenses	(157)	(150)
Insurance service result	37	45
Contracts under the fair value approach	£ 78	£ 83

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.